Note 5 - Leases: Schedule of Lease expense and other information (Tables)	3 Months Ended
Mar. 31, 2019
Tables/Schedules
Schedule of Lease expense and other information

Three Months Ended March 31, 2019
Operating lease expense	$ 1,617,340
Other Information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 1,565,380

Weighted-average remaining lease term – operating leases (in years)	6.78
Weighted-average discount rate – operating leases	5.89%

Lease Maturity Schedule:	March 31, 2019
Remainder of 2019	$ 4,817,785
2020	6,220,335
2021	5,546,505
2022	4,937,815
2023	4,106,397
2024 and thereafter	10,673,615
Total	36,302,452
Less: Interest	(6,356,830)
Present Value of Lease Liability	$ 29,945,622